Employee Benefits - Additional Information (Detail) ₱ / shares in Units, ₱ in Millions														1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2018 shares	Feb. 15, 2018 PHP (₱)	Sep. 26, 2017 shares	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013	Jan. 25, 2013 PHP (₱)	Aug. 09, 2012 PHP (₱)	Jul. 06, 2012 PHP (₱)	May 08, 2012 PHP (₱)	Jun. 30, 2012 PHP (₱)	Oct. 31, 2013 PHP (₱)	Aug. 31, 2013 PHP (₱)	Dec. 31, 2017 PHP (₱) m² shares Year ₱ / shares	Dec. 31, 2016 PHP (₱) ₱ / shares shares	Dec. 31, 2015 PHP (₱)	Nov. 09, 2017 shares	Oct. 26, 2012 PHP (₱) ₱ / shares
Disclosure of defined benefit plans [Line Items]
Actual net gain (losses) on plan assets																	₱ 1,825	₱ 4,946	₱ 3,485
Expected contribution in 2018 to the defined benefit plan																	₱ 1,416
Description of retirement benefit plan																	Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan
VIU calculations derived from cash flow projections																	The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2018 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.
Payments to acquire economic interest																		20
Direct subscription in shares of stocks																	₱ 112
Unpaid subscription in unlisted equity investments																	32
Cumulative change in fair market value of investment																	355	320
Investment properties (Notes 6 and 13)																	₱ 1,635	1,890	1,825
Debt and fixed income securities																	1.00%
Net pension benefit cost																	₱ 251	238	273
Accrued expenses and other current liabilities (Notes 24 and 27)																	90,740	93,116
Transformation Incentive Plan [Member]
Disclosure of defined benefit plans [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)																	₱ 827
Transformation Incentive Plan [Member] | Performance Shares [Member]
Disclosure of defined benefit plans [Line Items]
Number of shares issued | shares																	211,000
Number of shares authorized for acquisition of additional performance shares | shares	54,000
Smart And Subsidiaries
Disclosure of defined benefit plans [Line Items]
Actual net gain (losses) on plan assets																	₱ 205	51	52
Expected contribution in 2018 to the defined benefit plan																	305
Net pension benefit cost																	2,862	2,414
Plan Assets of Defined Benefit Pension Plans																	₱ 3,728	₱ 3,123
Smart And Subsidiaries | Domestic Fixed Income [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of interest earned																	2.80%	10.13%
Plan Assets of Defined Benefit Pension Plans																	₱ 1,721	₱ 1,390
Smart And Subsidiaries | International Equities [Member]
Disclosure of defined benefit plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																	557	475
Smart And Subsidiaries | Domestic Equities [Member]
Disclosure of defined benefit plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																	555	379
Smart And Subsidiaries | PLDT Shares [Member]
Disclosure of defined benefit plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																	₱ 24	₱ 11
Smart And Subsidiaries | Philippine Foreign Currency Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of interest earned																	247000000.00%	1063000000.00%
Plan Assets of Defined Benefit Pension Plans																	₱ 373	₱ 478
Smart And Subsidiaries | International Fixed Income [Member]
Disclosure of defined benefit plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																	361	163
Corporate Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Investments																	₱ 111	106
Government Securities [Member]
Disclosure of defined benefit plans [Line Items]
Fixed interest rates																	5.88%
Investments																	₱ 22	23
Investment Property [member]
Disclosure of defined benefit plans [Line Items]
Area of condominium unit of investment property | m²																	58
Area of disposal of investment property | m²																	127
Investment properties (Notes 6 and 13)																	₱ 4	4
Mutual funds [Member]
Disclosure of defined benefit plans [Line Items]
Investments																	₱ 30	₱ 3
Unlisted Preferred Shares [Member]
Disclosure of defined benefit plans [Line Items]
Subscription price per share | ₱ / shares																	₱ 10	₱ 10
Unlisted preferred shares | shares																	300,000,000	300,000,000
Subscription payable																	₱ 2,640	₱ 2,640
Dividend rate																	13.50%
Dividends earned																	₱ 47	47	49
Parent [Member]
Disclosure of defined benefit plans [Line Items]
Dividends earned on common shares																	2	3	2
Trustee [Member] | Transformation Incentive Plan [Member]
Disclosure of defined benefit plans [Line Items]
Acquired Shares of Common Stock | shares																				553,000
MediaQuest PDRs [Member]
Disclosure of defined benefit plans [Line Items]
Loss on changes in fair value of the investments																	2,100	4,900
Deposits													₱ 6,000
Percentage of Economic Interest													40.00%
Deposit for future subscription														₱ 4,000
Additional deposit for subscription											₱ 1,000	₱ 1,000
Additional investment																	2,500	5,500
Satventures Philippine Depositary Receipts [member]
Disclosure of defined benefit plans [Line Items]
Percentage of Economic Interest										40.00%
Deposit for future subscription																₱ 3,600
Additional amount deposited										₱ 3,600
Cignal TV Philippine Depositary Receipts [member]
Disclosure of defined benefit plans [Line Items]
Percentage of Economic Interest									64.00%
Hastings Philippine Depositary Receipts [member]
Disclosure of defined benefit plans [Line Items]
Percentage of Economic Interest				70.00%
Deposit for future subscription							₱ 300								₱ 1,950
Additional amount deposited				₱ 3,250				₱ 500		₱ 1,950
Total deposit for subscription						₱ 2,250
Additional investment					₱ 800
Settlement amount					200
Balance investment amount					₱ 500
Hastings Philippine Depositary Receipts [member] | Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of defined benefit plans [Line Items]
Percentage of Economic Interest		100.00%
Percentage Of Economic Interest acquired		70.00%
Payments to acquire economic interest		₱ 1,664
BTF Holdings Inc [Member] | Voting Preferred Stock [Member]
Disclosure of defined benefit plans [Line Items]
Voting preferred stock																					₱ 150
Subscription price per share | ₱ / shares																					₱ 1.00
Total Subscription Price																					₱ 150
Dividend income																	10	10	₱ 10
Dividends received																	₱ 2	₱ 2
Plan member with less than 15 years of credited services [Member]
Disclosure of defined benefit plans [Line Items]
Credited services period																	15 years
Percentage of retirement benefit equal to compensation																	100.00%
Plan member with at least 15 years of credited services [Member]
Disclosure of defined benefit plans [Line Items]
Credited services period																	15 years
Percentage of retirement benefit equal to compensation																	125.00%
Plan member with at least 15 years of credited services [Member]
Disclosure of defined benefit plans [Line Items]
Credited services period																	15 years
Additional retirement benefit percentage for each completed year in excess of 15 years																	5.00%
Bottom of Range [Member]
Disclosure of defined benefit plans [Line Items]
Average duration of the defined benefit obligation | Year																	8
Pre-tax discount rates applied to cash flow projections																		10.00%
Growth rate of cash flows beyond the projection period																		0.00%
Percentage of contribution to plan by employer																	5.00%
Debt and fixed income securities																	10.00%
Bottom of Range [Member] | Transformation Incentive Plan [Member] | Performance Shares [Member]
Disclosure of defined benefit plans [Line Items]
Performance share awards performance period			Dec. 31, 2019
Bottom of Range [Member] | Corporate Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Fixed interest rates																	4.38%
Bottom of Range [Member] | Debt and Fixed Income Securities [Member]
Disclosure of defined benefit plans [Line Items]
Proportion of portfolio percentage																	10.00%
Bottom of Range [Member] | Equity Securities 1 [Member]
Disclosure of defined benefit plans [Line Items]
Proportion of portfolio percentage																	60.00%
Top of Range [Member]
Disclosure of defined benefit plans [Line Items]
Average duration of the defined benefit obligation | Year																	19
Pre-tax discount rates applied to cash flow projections																		11.00%
Growth rate of cash flows beyond the projection period																		4.80%
Percentage of contribution to plan by employer																	10.00%
Percentage of contribution to plan by employee																	10.00%
Debt and fixed income securities																	50.00%
Top of Range [Member] | Transformation Incentive Plan [Member] | Performance Shares [Member]
Disclosure of defined benefit plans [Line Items]
Performance share awards performance period			Jan. 01, 2017
Number of shares issued | shares	914,000		860,000
Top of Range [Member] | Corporate Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Fixed interest rates																	6.94%
Top of Range [Member] | Debt and Fixed Income Securities [Member]
Disclosure of defined benefit plans [Line Items]
Proportion of portfolio percentage																	40.00%
Top of Range [Member] | Equity Securities 1 [Member]
Disclosure of defined benefit plans [Line Items]
Proportion of portfolio percentage																	90.00%
Top of Range [Member] | Plan member with at least 15 years of credited services [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of retirement benefit equal to compensation																	200.00%